Expense Example, No Redemption - (Allspring Taxable Fixed Income Funds) - Class C	Aug. 31, 2025 USD ($)
(Allspring Core Plus Bond Fund)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 145
Expense Example, No Redemption, 3 Years	475
Expense Example, No Redemption, 5 Years	828
Expense Example, No Redemption, 10 Years	1,824
(Allspring Short-Term High Income Fund)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	160
Expense Example, No Redemption, 3 Years	513
Expense Example, No Redemption, 5 Years	889
Expense Example, No Redemption, 10 Years	$ 1,948